Note 1 - Basis of Presentation and General Information (Details) (Friends Investment Company Inc. [Member])	Jun. 30, 2014
Friends Investment Company Inc. [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.10%